UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00866

Monroe Capital Corporation

(Exact name of registrant as specified in its charter)

155 North Wacker Drive, 35th Floor, Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Monroe Capital Corporation (the “Company”) to be redeemed:

4.75% Notes due 2026 (CUSIP: 610335 AB7) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on January 15, 2026 (the “Redemption Date”), subject to the condition precedent that the Company completes one or more financing transactions that generate net proceeds of at least $130 million (the “Financing Transactions”) prior to the Redemption Date. At the Company’s discretion, the Redemption Date may be delayed until such time (including more than 60 days after the date of the conditional notices to the holders of the Notes) as the Financing Transactions have been completed, or the redemption of the Notes to be redeemed pursuant to this notice may not occur and the notices to the holders of such Notes may be rescinded if the Financing Transactions are not completed by the Redemption Date or by the date to which the Redemption Date is delayed.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of September 12, 2018 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of January 25, 2021, between the Company and U.S. Bank Trust Company, National Association, as successor to U.S. Bank, National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

On the Redemption Date, the Company will redeem $130,000,000 in aggregate principal amount of issued and outstanding Notes, which represents the entire amount of Notes outstanding, pursuant to the terms of the Base Indenture and the Second Supplemental Indenture, subject to the completion of the Financing Transactions.

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of December, 2025.

MONROE CAPITAL CORPORATION

By:	/s/ Lewis W. Solimene, Jr.
Name: Lewis W. Solimene, Jr.
Title: Chief Financial Officer